Pacer Global Cash Cows Dividend ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Australia - 7.4%
Ampol Ltd.	100,179	$2,390,331
Atlas Arteria Ltd.	721,999	2,567,284
BHP Group Ltd. - ADR(a)	602,578	36,889,825
Coles Group Ltd.	421,664	4,401,237
Fortescue Ltd.	1,552,735	30,437,994
IGO Ltd.	382,299	1,896,108
Santos Ltd.	1,220,197	6,284,023
Sonic Healthcare Ltd.	122,175	2,566,503
Telstra Group Ltd.	3,767,434	9,985,392
Wesfarmers Ltd.	301,641	11,511,384
Woodside Energy Group Ltd. - ADR(a)	1,544,275	32,244,462
		141,174,543

Canada - 2.9%
Canadian Natural Resources Ltd.	305,081	19,522,133
Enbridge, Inc.	1,049,135	37,244,293
		56,766,426

Denmark - 2.3%
AP Moller - Maersk AS - Class B	23,206	42,811,773

France - 6.4%
Cie Generale des Etablissements Michelin SCA	199,910	6,658,410
Engie SA	1,469,122	23,513,445
Orange SA	1,131,750	13,451,403
Sanofi SA - ADR(a)	727,426	36,298,557
TotalEnergies SE - ADR(a)	548,442	35,747,450
Veolia Environnement SA	189,135	6,187,108
		121,856,373

Germany - 6.1%
BASF SE	488,421	23,467,517
Bayerische Motoren Werke AG	351,438	36,756,800
Daimler AG	562,167	38,183,347
Deutsche Post AG	348,498	16,767,133
		115,174,797

Hong Kong - 4.1%
Chow Tai Fook Jewellery Group Ltd.	8,059,736	10,886,589
CK Hutchison Holdings Ltd.	1,965,781	10,158,360
CK Infrastructure Holdings Ltd.	1,215,642	7,222,683
Orient Overseas International Ltd.	2,134,158	31,775,081
Power Assets Holdings Ltd.	1,059,121	6,204,663
SITC International Holdings Co. Ltd.	3,635,916	5,525,065
WH Group Ltd.(b)(c)	5,549,706	3,265,389
Xinyi Glass Holdings Ltd.	1,562,215	1,288,866
		76,326,696

Italy - 3.0%
Enel SpA	4,574,693	31,348,954
Eni SpA - ADR(a)	680,286	21,735,138
		53,084,092

Japan - 5.7%
Astellas Pharma, Inc.	491,417	5,759,576
Dentsu Group, Inc.	83,540	2,231,820
ENEOS Holdings, Inc.	861,100	3,502,205
Isuzu Motors Ltd.	262,412	3,623,810
Japan Tobacco, Inc.	726,961	19,238,436
JFE Holdings, Inc.	176,784	2,814,875
Komatsu Ltd.	280,462	8,089,151
Marubeni Corp.	443,769	7,662,990
Mitsui OSK Lines Ltd.	249,749	9,010,512
Nippon Steel Corp.	332,697	8,069,903
Nippon Yusen KK	215,597	7,467,818
SoftBank Corp.	1,718,895	22,931,447
Sumitomo Corp.	353,060	8,192,009
		108,594,552

Netherlands - 4.0%
Koninklijke Ahold Delhaize NV	274,657	7,720,304
Shell PLC - ADR	562,955	35,415,499
Stellantis NV	1,444,645	31,997,233
		75,133,036

Singapore - 1.4%
Genting Singapore Ltd.	3,226,634	2,429,296
Jardine Cycle & Carriage Ltd.	142,846	2,769,605
Singapore Airlines Ltd.	1,270,586	6,326,884
Singapore Telecommunications Ltd.	6,616,273	11,836,791
Wilmar International Ltd.	2,065,399	5,080,743
		28,443,319

South Korea - 1.1%
HMM Co. Ltd.	267,964	3,872,945
Kia Corp.	116,830	9,007,460
KT&G Corp.	55,627	3,776,126
LG Corp.	41,450	2,546,660
S-Oil Corp.	38,565	1,973,543
		21,176,734

Spain - 1.3%
Endesa SA	489,864	9,719,671
Repsol SA	386,157	5,733,951
Telefonica SA	2,438,643	9,935,573
		25,389,195

Sweden - 0.3%
H & M Hennes & Mauritz AB - Class B	460,890	6,531,598

Switzerland - 7.6%
Glencore PLC	6,335,480	33,757,700
Kuehne + Nagel International AG	42,166	14,355,838
Novartis AG - ADR	376,594	38,966,181
Roche Holding AG - ADR(a)	1,073,378	37,718,503
SGS SA	51,850	4,809,171
Swisscom AG	14,593	8,729,250
		138,336,643

United Kingdom - 10.4%
BP PLC - ADR	943,929	33,131,908
British American Tobacco PLC - ADR	1,160,227	34,342,719
GSK PLC - ADR	552,383	21,785,986
Imperial Brands PLC	480,772	11,567,213
Rio Tinto PLC - ADR	519,875	36,011,741
Tesco PLC	1,902,520	6,910,101
Unilever PLC - ADR(a)	686,183	33,410,250
Vodafone Group PLC - ADR(a)	2,055,530	17,677,558
		194,837,476

United States - 35.5%
3M Co.	239,033	22,552,764
AbbVie, Inc.	256,820	42,221,208
Altria Group, Inc.	864,672	34,690,641
AT&T, Inc.	2,197,528	38,874,270
Bristol-Myers Squibb Co.	667,762	32,633,529
Chevron Corp.	254,339	37,497,199
ConocoPhillips	319,599	35,753,540
CVS Health Corp.	328,088	24,399,905
EOG Resources, Inc.	197,406	22,462,829
Exxon Mobil Corp.	357,617	36,766,604
Ford Motor Co.	3,411,598	39,983,929
Gilead Sciences, Inc.	345,181	27,013,865
International Business Machines Corp.	229,352	42,122,788
Kimberly-Clark Corp.(a)	92,462	11,185,128
Pfizer, Inc.	1,274,081	34,502,113
Philip Morris International, Inc.	391,641	35,580,585
Pioneer Natural Resources Co.	119,412	27,444,460
Southern Copper Corp.(a)	254,348	20,881,971
The Kraft Heinz Co.	398,926	14,812,122
United Parcel Service, Inc. - Class B	237,793	33,742,826
Verizon Communications, Inc.	954,586	40,426,717
Williams Cos., Inc.	416,517	14,436,479
		669,985,472
TOTAL COMMON STOCKS (Cost $1,834,628,756)		1,875,622,725

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(d)	158,807,187	158,807,187
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $158,807,187)		158,807,187

TOTAL INVESTMENTS - 107.9% (Cost $1,993,435,943)		$2,034,429,912
Liabilities in Excess of Other Assets - (7.9)%		(149,552,157)
TOTAL NET ASSETS - 100.0%		$1,884,877,755

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $152,808,714 which represented 8.1% of net assets.
(b)	Security considered restricted. The total market value of these securities was $3,265,389 which represented 0.2% of net assets as of January 31, 2024.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $3,265,389 or 0.2% of the Fund’s net assets.

(d)	The rate shown represents the 7-day effective yield as of January 31, 2024.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stocks	$ 1,875,622,725	$ -	$ -	$ -	$ 1,875,622,725
Investments Purchased with Proceeds from Securities Lending	-	-	-	158,807,187	158,807,187
Total Investments in Securities	$ 1,875,622,725	$ -	$ -	$ 158,807,187	$ 2,034,429,912
Refer to the Schedule of Investments for industry classifications.